Significant accounting policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies

(a)	Basis of preparation
The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosures required under Regulation S-X provided by the Securities and Exchange Commission (“SEC”).

(b)	Basis of consolidation
The accompanying consolidated financial statements of APUC include the accounts of APUC and its wholly owned subsidiaries and variable interest entities (“VIEs”) where the Company is the primary beneficiary. Intercompany transactions and balances have been eliminated.

(c)	Accounting for rate regulated operations
The regulated utility operating companies owned by Liberty Utilities are subject to rate regulation generally overseen by the public utility commissions of the states in which they operate (the “Regulator”). The Regulator provides the final determination of the rates charged to customers. APUC’s regulated utility operating companies are accounted for under the principles of U.S. Financial Accounting Standards Board ASC Topic 980 Regulated Operations (“ASC 980”). Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenues or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate making process. Included in Note 7, Regulatory Assets & Liabilities are details of regulatory assets and liabilities, and their current regulatory treatment.
In the event the Company determines that its net regulatory assets are not probable of recovery, it would no longer apply the principles of the current accounting guidance for rate regulated enterprises and would be required to record an after-tax, non-cash charge (credit) against income for any remaining regulatory assets (liabilities). The impact could be material to the Company’s reported financial condition and results of operations.
The electric and gas utilities’ and the water utilities’ accounts are maintained in accordance with the Uniform System of Accounts prescribed by the Federal Energy Regulatory Commission (“FERC”) and National Association of Regulatory Utility Commissioners, respectively.

(d)	Cash and cash equivalents
Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.

(e)	Restricted cash
Restricted cash represent reserves and amounts set aside pursuant to requirements of various debt agreements and requirements of ISO New England, Inc. Cash reserves segregated from APUC’s cash balances are maintained in accounts administered by a separate agent and disclosed separately as restricted cash as part of other assets (note 13) in these consolidated financial statements. APUC cannot access restricted cash without the prior authorization of parties not related to APUC.

1.	Significant accounting policies (continued)

(f)	Accounts receivable
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the receivables aging and current payment patterns. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance sheet credit exposure related to its customers.

(g)	Gas in storage
Gas in storage is reflected at weighted average cost or first-in-first-out as required by regulators and represents natural gas and liquefied natural gas that will be utilized in the ordinary course of business of the gas utilities. Existing rate orders allow the Company to pass through the cost of gas purchased directly to the rate payers along with any applicable authorized delivery surcharge adjustments. Accordingly, the recoverable value of gas in storage does not fall below the cost to the Company (note 7).

(h)	Supplies and consumables inventory
Supplies and consumables inventory (other than capital spares and rotatable spares, which are included in property, plant, and equipment) are charged to inventory when purchased and then capitalized to plant or expensed, as appropriate, when installed, used or become obsolete. These items are stated at the lower of cost and replacement cost.

(i)	Property, plant and equipment:
Property, plant and equipment, consisting of renewable and thermal generation assets, electrical, gas, water and wastewater distribution assets, equipment and land, are recorded at cost. The costs of acquiring or constructing property, plant and equipment include the following: materials, labour, contractor and professional services, construction overhead directly attributable to the capital project (where applicable), interest for non-regulated property and allowance for equity funds used during construction (“AFUDC”) for regulated property. Plant and equipment under capital leases are initially recorded at cost determined as the present value of minimum lease payments.

AFUDC represents the cost of borrowed funds (allowance for borrowed funds used during construction) and a return on other funds (allowance for equity funds used during construction). Under ASC 980, an allowance for funds used during construction projects that are included in rate base is capitalized. This allowance is designed to enable a utility to capitalize financing costs during periods of construction of property subject to rate regulation. For operations that do not apply regulatory accounting, interest related only to debt is capitalized as a cost of construction in accordance with ASC 835. The interest capitalized that relates to debt reduces interest expense on the consolidated statements of operations. The AFUDC capitalized that relates to equity funds is recorded as interest, dividend and other income on the consolidated statements of operations.

	2013	2012
Interest capitalized on non-regulated property	$669	$1,036
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,055	628
Allowance for equity funds	1,786	1,108
Total	$3,510	$2,772

Improvements that increase or prolong the service life or capacity of an asset are capitalized. Maintenance and repair costs are expensed as incurred.

1.	Significant accounting policies (continued)

(i)	Property, plant and equipment (continued)

Investment tax credits and government grants are recorded as a reduction in the cost of utility assets and are amortized at the rate of the related asset as a reduction to depreciation expense. Contributions in aid of construction represent amounts contributed by customers and governments and developers for the cost of utility capital assets. It also includes amounts initially recorded as advances in aid of construction (note 1(o)) but where the advance repayment period has expired. These contributions are recorded as a reduction in the cost of utility assets and are amortized at the rate of the related asset as a reduction to depreciation expense.
The Company’s depreciation is based on the estimated useful lives of the depreciable assets in each category and is determined using the straight-line method. The range of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2013	2012	2013	2012
Generation
Renewable	3 – 60	3 – 60	35	32
Thermal	3 – 40	3 – 40	24	23
Distribution
Gas	5 – 80	5 – 80	38	38
Electrical	8 – 75	8 – 75	41	42
Water & wastewater	5 – 50	5 – 50	39	25
Equipment	5 – 50	5 – 50	24	21

In accordance with regulator-approved accounting policies, when depreciable property, plant and equipment of Liberty Utilities are replaced or retired, the original cost plus any removal costs incurred (net of salvage) are charged to accumulated depreciation with no gain or loss reflected in results of operations. Gains and losses will be charged to results of operation in the future through adjustments to depreciation expense. In the absence of regulator-approved accounting policies, gains and losses on the disposition of property, plant and equipment are charged to earnings as incurred.

(j)	Intangibles
The fair value of power sales contracts acquired in business combinations are amortized on a straight-line basis over the remaining term of the contract. These periods range from 6 to 25 years from date of acquisition.
Customer relationships acquired in business combinations are amortized on a straight-line basis over their estimated life of 40 years.

(k)	Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not included in the rate-base on which regulated utilities are allowed to earn a return and is not amortized.
The Company annually assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the Company calculates the fair value of the reporting unit. The carrying amount of the reporting unit’s goodwill is considered not recoverable if the carrying amount of the reporting unit as a whole exceeds the reporting unit’s fair value. An impairment charge is recorded for any excess of the carrying value of the goodwill over the implied fair value. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

1.	Significant accounting policies (continued)

(l)	Impairment of long-lived assets
APUC reviews property, plant and equipment and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.
Assets Held and Used: Recoverability of assets expected to be held and used is measured by comparing the carrying amount of an asset to undiscounted expected future cash flows. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value.
Assets Held for Sale: Recoverability of assets held for sale is measured by comparing the carrying amount of an asset to its fair value less the cost to sell. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value less estimated costs to sell.

(m)	Variable interest entities
The Company performs analyses to assess whether its operations and investments represent variable interest entities (“VIEs”). To identify potential VIEs, management reviews contracts under leases, long-term purchase power agreements, tolling contracts and jointly-owned facilities. VIEs of which the Company is deemed the primary beneficiary are consolidated. The primary beneficiary of a VIE has both the power to direct the activities of the entity that most significantly impact its economic performance and the right to receive benefits or the obligation to absorb losses of the entity that could potentially be significant to the entity. In circumstances where APUC is not deemed the primary beneficiary, the VIE is not consolidated.
Long Sault is a hydroelectric generating facility in which APUC acquired an interest by way of subscribing to two notes from the original developers. The notes receivable effectively provide APUC the right to 65% after tax cash flows of the facility from 2014 to 2027 and 58% thereafter. The Company also has the right to acquire 58% of the equity in the facility at the end of the term of the notes in 2038.  Effective December 31, 2013, APUC acquired an equity interest in Long Sault (note 21). APUC has determined that the facility is a VIE since the Company is the primary beneficiary and therefore the Long Sault entity is subject to consolidation by the Company. Total net book value of generating assets and long-term debt of Long Sault amounts to $44,319 (2012 - $42,566) and to $37,143 (2012 - $38,136), respectively. The Long Sault debt only has recourse over the Long Sault generating assets. The financial performance of Long Sault reflected on the statement of operations includes non-regulated energy sales of $10,155 (2012 - $8,747), operating expenses and amortization of $2,391 (2012 - $2,728) and interest expense of $3,632 (2012 - $3,929).

(n)	Long-term investments and notes receivable
Investments in which APUC has significant influence but are not controlled are accounted using the equity method. APUC records its share in the income or loss of its investees in interest, dividend and other income in the consolidated statements of operations.
Notes receivable are financial assets with fixed or determined payments that are not quoted in an active market. Notes receivable that exceed one year and bear interest at a market rate based on the customer’s credit quality are initially recorded at cost, which is generally face value. Subsequent to acquisition, they are recorded at amortized cost using the effective interest method. The Company acquired these notes receivable as long-term investments and does not intend to sell these instruments prior to maturity.
If a loss in value of a long-term investment is considered other than temporary, an allowance for impairment on the investment is recorded for the amount of that loss. An allowance for impairment loss on notes receivable is recorded if it is expected that the Company will not collect all principal and interest contractually due. The impairment is measured based on the present value of expected future cash flows discounted at the note’s effective interest rate.

(o)	Advances in aid of construction
The Company’s regulated utilities have various agreements with real estate development companies (the “developers”) conducting business within the Company’s utility service territories, whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development. These amounts are recorded as Advances in Aid of Construction in other long-term liabilities.

1.	Significant accounting policies (continued)

(o)	Advances in aid of construction (continued)
In many instances, developer advances can be subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods generally ranging from 10 to 20 years. Advances not refunded within the prescribed period are usually not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to the cost of property, plant and equipment. In 2013, $627 (2012 - $3,555) was transferred from advances in aid of construction to contributions in aid of construction.

(p)	Deferred water rights and customer deposits
Deferred water rights are related to a hydroelectric generating facility which has a fifty year water lease with the first ten years of the water lease requiring no payment, which is a form of lease inducement. An annual average rate for water rights was estimated for the entire life of the lease and that average rate is being expensed over the lease term. The result of this policy is that the deferred water rights inducement amount recorded in the first ten years is being drawn down in the last forty years.
Customer deposits result from the Liberty Utilities’ obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement. The deposits bear monthly interest and are applied to the customer account after 12 months if the customer is found to be credit worthy.

(q)	Pension and other post-employment plans
The Company has established defined contribution pension plans, defined benefit pension plans, and other post-employment benefit (“OPEB”) plans for its various employee groups in Canada and the United States. The Company recognizes the funded status of its defined benefit pension plans and other post employment benefit plans on the consolidated balance sheets. The Company’s expense and liabilities are determined by actuarial valuations, using assumptions that are evaluated annually at December 31, including discount rates, mortality, assumed rates of return, compensation increases, turnover rates and healthcare cost trend rates. The impact of modifications to those assumptions and modifications to prior services are recorded as actuarial gains and losses in accumulated other comprehensive income and amortized to net periodic cost over future periods using the corridor method. The costs of the Company’s pension for employees are expensed over the periods during which employees render service and are recognized as part of administrative expenses in the consolidated statements of operations.

(r)	Asset retirement obligations
The Company recognizes a liability for asset retirement obligations based on the fair value of the liability when incurred, which is generally upon acquisition, construction, development or through the normal operation of the asset. Concurrently, the Company also capitalizes an asset retirement cost, equal to the estimated fair value of the asset retirement obligation, by increasing the carrying value of the related long-lived asset. The asset retirement costs are depreciated over the asset’s estimated useful life and are included in depreciation expense on the consolidated statements of operations, or regulatory assets when the amount is recoverable through rates. Increases in the asset retirement obligation resulting from the passage of time are recorded as accretion of asset retirement obligation in the consolidated statements of operations, or regulatory assets when the amount is recoverable through rates. Actual expenditures incurred are charged against the accumulated obligation.

(s)	Stock based compensation
The Company has several share-based compensation plans: a share option plan; an employee common share purchase plan (“ESPP”); a deferred share unit (“DSU”) plan; and a performance share unit (“PSU”) plan. The Company recognizes all employee stock-based compensation as a cost in the financial statements. Equity classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value of options using the Black-Scholes option pricing model.

1.	Significant accounting policies (continued)

(t)	Noncontrolling interests
Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of the parent Company. Noncontrolling interests are initially recorded at fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests.
Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to the equity holders of the parent Company. Noncontrolling interests are initially recorded at fair value and subsequently the amount is adjusted for the proportionate share of earnings and other comprehensive income attributable to the noncontrolling interests and any dividends or distributions paid to the noncontrolling interests.
If a transaction results in the acquisition of all, or part, of a noncontrolling interest in a subsidiary, the acquisition of the noncontrolling interest is accounted for as an equity transaction. No gain or loss is recognized in consolidated net earnings or comprehensive income as a result of changes in the noncontrolling interest, unless a change results in the loss of control by the Company.
Certain of the Company’s U.S. based wind businesses are organized as limited liability corporations and partnerships and have noncontrolling Class A membership equity investors ("Class A partnership units") which are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the noncontrolling interest holders in these subsidiaries is calculated using the Hypothetical Liquidation at Book Value (“HLBV”) method of accounting. HLBV uses a balance sheet approach, which measures the allocation of income or loss of the Class A’s membership in each period by calculating the change in the amount of distribution the partners would contractually be entitled to based on a hypothetical liquidation of the book value carrying amounts of the entity at the beginning of a reporting period compared to the end of that period (note 17).

(u)	Recognition of revenue
Revenue derived from non-regulated energy generation sales, which are mostly under long-term power purchase contracts, is recorded at the time electrical energy is delivered.
Revenues related to utility electricity and natural gas sales and distribution are recorded based on metered consumptions by customers, which occur on a systematic basis throughout a month, rather than when the electricity or natural gas is delivered. At the end of each month, the electricity and natural gas delivered to the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled sales and revenues are based on the ratio of billable days versus unbilled days, amount of electricity or natural gas procured during that month, historical customer class usage patterns, weather, line loss, unaccounted-for gas and current tariffs.
Beginning in 2013, in accordance with the revenue decoupling mechanism approved by its regulator, Liberty Utilities (CalPeco Electric) LLC (“Calpeco Electric System ”) is required to charge approved annual delivery revenues evenly over its fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers (note 7).
Water reclamation and distribution revenues are recorded when water is processed or delivered to customers. At the end of each month, the water delivered and waste water collected from the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled revenues are based on the ratio of billable days versus unbilled days, amount of water procured and collected during that month, historical customer class usage patterns and current tariffs.
Revenue is recorded net of sale taxes.
Interest from long-term investments is recorded as earned.

1.	Significant accounting policies (continued)

(v)	Foreign currency translation
The Company’s reporting currency is the Canadian dollar.
The Company’s US operations are determined to have the U.S. dollar as their functional currency since the preponderance of operating, financing and investing transactions are denominated in U.S. dollars. The financial statements of these operations are translated into Canadian dollars using the current rate method, whereby assets and liabilities are translated at the rate prevailing at the balance sheet date while revenues and expenses are converted using average rates for the period. Unrealized gains or losses arising as a result of the translation of the financial statements of these entities are reported as a component of other comprehensive income (“OCI”) and are accumulated in a component of equity on the consolidated balance sheets and are not recorded in income unless there is a complete or substantially complete sale or liquidation of the investment.

(w)	Income taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded against deferred tax assets to the extent that it is considered more likely than not that the deferred tax asset will not be realized. The effect on deferred assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the date of enactment. Income tax credits are treated as a reduction to current income tax expense in the year the credit arises or future periods to the extent that realization of such benefit is more likely than not. Investment tax credits are recorded as an offset to the related long-lived asset. They are amortized over the estimated life of the asset as credits to income tax expense.
The organizational structure of APUC and its subsidiaries is complex and the related tax interpretations, regulations and legislation in the tax jurisdictions in which they operate are continually changing. As a result, there can be tax matters that have uncertain tax positions. The Company follows ASC 740-10 and recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(x)	Financial instruments and derivatives
Accounts receivable and notes receivable are measured at amortized cost and there is no liquid market for these investments. Long-term liabilities, convertible debentures, and other long-term liabilities are measured at amortized cost using the effective interest method, adjusted for the amortization or accretion of premiums or discounts.
Transaction costs that are directly attributable to the acquisition of financial assets are accounted for as part of the respective asset’s carrying value at inception. Transaction costs for items classified as held-for-trading are expensed immediately. Transaction costs that are directly attributable to the issuance of financial liabilities, costs of arranging the Company’s credit facility and costs considered as commitment fees paid to financial institutions are recorded in deferred financing costs. Deferred financing costs, premiums and discounts on long-term debt are amortized using the effective interest method while deferred financing costs relating to revolving credit facilities are amortized on a straight-line basis over the term of the facility.
The Company uses derivative financial instruments as one method to manage exposures to fluctuations in exchange rates, interest rates and commodity prices. APUC recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets at their respective fair values. The fair value recognized on derivative instruments executed with the same counterparty under a master netting arrangement are presented on a gross basis on the consolidated balance sheet. The amounts that could net settle are not significant. The Company applies hedge accounting to financial instruments used to manage its foreign currency risk exposure and price risk exposure associated with sales of generated electricity.

1.	Significant accounting policies (continued)

(x)	Financial instruments and derivatives (continued)
For derivatives designated in a cash flow hedge relationship, the effective portion of the change in fair value is recognized as other comprehensive income. The ineffective portion is immediately recognized in earnings. The amount recognized in accumulated other comprehensive income is removed and included in earnings in the same period as the hedged cash flows affect earnings under the same line item in the statement of income as the hedged item. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The amount recognized in accumulated other comprehensive income is transferred to the income statement in the same period that the hedged item affects profit or loss. If the forecast transaction is no longer expected to occur, then the balance in accumulated other comprehensive income is recognized immediately in earnings.
Foreign currency gain or loss on derivative or financial instruments designated as a hedge of the foreign currency exposure of a net investment in foreign operations, that are effective as a hedge are reported in the same manner as the translation adjustment (in other comprehensive income) related to the net investment. To the extent that the hedge is ineffective, such differences are recognized in earnings.
Calpeco Electric System and Liberty Utilities (Granite State Electric) Corp. (“Granite State Electric System”) enter into Power Purchase Agreements (“PPA”) for load serving requirements. These contracts meet the exemption for normal purchase and normal sales and as such, are not required to be recorded at fair value as derivatives and are accounted for on an accrual basis. Counterparties are evaluated on an on-going basis for non-performance risk to ensure it does not impact the conclusion with respect to this exemption.

(y)	Fair value measurements
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

(z)	Commitments and contingencies
Liabilities for loss contingencies arising from environmental remediation, claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

1.	Significant accounting policies (continued)

(aa)	Use of estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the years presented, management has made a number of estimates and valuation assumptions, including the useful lives and recoverability of property, plant and equipment and intangible assets, the annual impairment testing of reporting units containing goodwill, the recoverability of notes receivable and long-term investments, the recoverability of deferred tax assets, assessments of unbilled revenue, pension and OPEB obligations, timing effect of regulated assets and liabilities, contingencies related to environmental matters, and the fair value of financial instruments, derivatives and share-based compensation. These estimates and valuation assumptions are based on present conditions and management’s planned course of action, as well as assumptions about future business and economic conditions. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.